UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March  31, 2003

Check here if Amendment   ; Amendment Number:
   This Amendment (Check only one):   is a restatement.
                                      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marvin & Palmer Associates, Inc.
Address:     1201 N. Market Street
             Suite 2300
             Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Senior Vice President
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley         Wilmington, Delaware                May 13, 2003

Report Type (Check only one.):

       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

 Form 13F File Number    Name

 28-1190                 Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    143

Form 13F Information Table Value Total:    $625,522
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.    Form 13F File Number Name


        1      28-7164              Bear Stearns Asset Management Inc.
        2      28-6134              Caterpillar Investment Management Ltd.
        3      28-1157              CIGNA Corporation
        4      28-10076             Okabena Investment Services, Inc.

                                                     Form 13F INFORMATION TABLE

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      Column 1       Column 2    Column 3   Column 4   Column 5      Column 6     Column 7                    Column 8
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER     TITLE       CUSIP      VALUE     SHRS OR      INVESTMENT        OTHER               VOTING AUTHORITY
                        OF                  (x$1000)   SH/PUT/      DISCRETION     MANAGERS
                       CLASS                           PRN AMT
                                                       PRN CALL                                    SOLE        SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
3M Co.                COM        88579Y101      169       1,300        Sole           3         1,300

---------------------------------------------------------------------------------------------------------------------------------
3M Co.                COM        88579Y101    8,120      62,450        Sole                    62,450
---------------------------------------------------------------------------------------------------------------------------------
3M Co.                COM        88579Y101    7,951      61,150        Sole                                               61,150
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems         COM        00724F101       62       2,000        Sole           3         2,000
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems         COM        00724F101    1,668      54,100        Sole                    54,100
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems         COM        00724F101    1,606      52,100        Sole                                               52,100
---------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.      COM        023135106      284      10,900        Sole           3        10,900
---------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.      COM        023135106    6,653     255,600        Sole                   255,600
---------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.      COM        023135106    6,370     244,700        Sole                                              244,700
---------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.            COM        031162100      224       3,900        Sole           3         3,900
---------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.            COM        031162100    9,173     159,400        Sole                   159,400
---------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.            COM        031162100    8,949     155,500        Sole                                              155,500
---------------------------------------------------------------------------------------------------------------------------------
AngloGold, Ltd. - ADR ADR        035128206      263       8,700        Sole           1                      8,700
---------------------------------------------------------------------------------------------------------------------------------
AngloGold, Ltd. - ADR ADR        035128206       91       3,000        Sole           2                      3,000
---------------------------------------------------------------------------------------------------------------------------------
AngloGold, Ltd. - ADR ADR        035128206    7,020     232,600        Sole                   232,600
---------------------------------------------------------------------------------------------------------------------------------
AngloGold, Ltd. - ADR ADR        035128206    5,354     177,400        Sole                                              177,400
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose      COM        038496204    5,291     264,400        Sole                   264,400
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose      COM        038496204    4,222     211,000        Sole                                              211,000
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp  COM        060505104      100       1,500        Sole           3         1,500
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp  COM        060505104    2,012      30,100        Sole                    30,100
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp  COM        060505104    1,912      28,600        Sole                                               28,600
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns          COM        073902108      216       3,300        Sole           3         3,300
Companies Inc
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns          COM        073902108    7,492     114,200        Sole                   114,200
Companies Inc
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns          COM        073902108    7,275     110,900        Sole                                              110,900
Companies Inc
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond,    COM        075896100      121       3,500        Sole           3         3,500
Inc.
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond,    COM        075896100    2,553      73,900        Sole                    73,900
Inc.
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond,    COM        075896100    2,432      70,400        Sole                                              70,400
Inc.
---------------------------------------------------------------------------------------------------------------------------------

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      Column 1       Column 2    Column 3   Column 4   Column 5      Column 6     Column 7                    Column 8
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER     TITLE       CUSIP      VALUE     SHRS OR      INVESTMENT        OTHER               VOTING AUTHORITY
                        OF                  (x$1000)   SH/PUT/      DISCRETION     MANAGERS
                       CLASS                           PRN AMT
                                                       PRN CALL                                    SOLE        SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation   ADR        09067J109      307       7,700        Sole           1                      7,700
ADR
---------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation   ADR        09067J109      144       3,600        Sole           2                      3,600
ADR
---------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation   ADR        09067J109   13,261     332,600        Sole                   332,600
ADR
---------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation   ADR        09067J109   12,156     304,900        Sole                                              304,900
ADR
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific     COM        101137107      122       3,000        Sole           3         3,000
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific     COM        101137107    2,780      68,200        Sole                    68,200
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific     COM        101137107    2,658      65,200        Sole                                               65,200
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.      COM        149123101       89       1,800        Sole           3         1,800
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.      COM        149123101    5,594     113,700        Sole                   113,700
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.      COM        149123101    5,505     111,900        Sole                                              111,900
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio       ADR        204412209    6,996     259,600        Sole                   259,600
Doce-Sp ADR
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio       ADR        204412209    5,603     207,900        Sole                                              207,900
Doce-Sp ADR
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems         COM        17275R102      177      13,600        Sole           3        13,600
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems         COM        17275R102    4,320     332,800        Sole                   332,800
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems         COM        17275R102    4,143     319,200        Sole                                              319,200
---------------------------------------------------------------------------------------------------------------------------------
Cognos Inc            COM        19244C109      102       4,500        Sole           2                      4,500
---------------------------------------------------------------------------------------------------------------------------------
Cognos Inc            COM        19244C109    5,608     246,800        Sole                   246,800
---------------------------------------------------------------------------------------------------------------------------------
Cognos Inc            COM        19244C109    3,906     171,900        Sole                                              171,900
---------------------------------------------------------------------------------------------------------------------------------

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      Column 1       Column 2    Column 3   Column 4   Column 5      Column 6     Column 7                    Column 8
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER     TITLE       CUSIP      VALUE     SHRS OR      INVESTMENT        OTHER               VOTING AUTHORITY
                        OF                  (x$1000)   SH/PUT/      DISCRETION     MANAGERS
                       CLASS                           PRN AMT
                                                       PRN CALL                                    SOLE        SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
Comcast Class A       COM        20030N200      181       6,600        Sole           3         6,600
Special
---------------------------------------------------------------------------------------------------------------------------------
Comcast Class A       COM        20030N200    8,167     297,100        Sole                   297,100
Special
---------------------------------------------------------------------------------------------------------------------------------
Comcast Class A       COM        20030N200    7,986     290,500        Sole                                              290,500
Special
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications,   COM        224044107      174       5,600        Sole           3         5,600
Inc.
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications,   COM        224044107    4,262     137,000        Sole                   137,000
Inc.
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications,   COM        224044107    4,088     131,400        Sole                                              131,400
Inc.
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company    COM        242370104       43       1,000        Sole           3         1,000
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company    COM        242370104    1,013      23,600        Sole                    23,600
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company    COM        242370104      970      22,600        Sole                                               22,600
---------------------------------------------------------------------------------------------------------------------------------
Dell Computer         COM        247025109      303      11,100        Sole           3        11,100
---------------------------------------------------------------------------------------------------------------------------------
Dell Computer         COM        247025109    7,442     272,500        Sole                   272,500
---------------------------------------------------------------------------------------------------------------------------------
Dell Computer         COM        247025109    7,139     261,400        Sole                                              261,400
---------------------------------------------------------------------------------------------------------------------------------
Ebay Inc              COM        278642103      452       5,300        Sole           3         5,300
---------------------------------------------------------------------------------------------------------------------------------
Ebay Inc              COM        278642103   13,317     156,100        Sole                   156,100
---------------------------------------------------------------------------------------------------------------------------------
Ebay Inc              COM        278642103   12,865     150,800        Sole                                              150,800
---------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.           COM        278865100      104       2,100        Sole           3         2,100
---------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.           COM        278865100    2,407      48,800        Sole                    48,800
---------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.           COM        278865100    2,304      46,700        Sole                                               46,700
---------------------------------------------------------------------------------------------------------------------------------
Flextronics           COM        Y2573F102      263      30,200        Sole           1                     30,200
International
---------------------------------------------------------------------------------------------------------------------------------
Flextronics           COM        Y2573F102       91      10,400        Sole           2                     10,400
International
---------------------------------------------------------------------------------------------------------------------------------
Flextronics           COM        Y2573F102       18       2,100        Sole           3         2,100
International
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      Column 1       Column 2    Column 3   Column 4   Column 5      Column 6     Column 7                    Column 8
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER     TITLE       CUSIP      VALUE     SHRS OR      INVESTMENT        OTHER               VOTING AUTHORITY
                        OF                  (x$1000)   SH/PUT/      DISCRETION     MANAGERS
                       CLASS                           PRN AMT
                                                       PRN CALL                                    SOLE        SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Flextronics           COM        Y2573F102   10,184   1,167,900        Sole                 1,167,900
International
---------------------------------------------------------------------------------------------------------------------------------
Flextronics           COM        Y2573F102    8,510     975,900        Sole                                              975,900
International
---------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment     COM        35138T107      205       7,700        Sole           3         7,700
Grp., Inc.
---------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment     COM        35138T107    4,947     185,500        Sole                   185,500
Grp., Inc.
---------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment     COM        35138T107    4,742     177,800        Sole                                              177,800
Grp., Inc.
---------------------------------------------------------------------------------------------------------------------------------
General Mills         COM        370334104       64       1,400        Sole           3         1,400
---------------------------------------------------------------------------------------------------------------------------------
General Mills         COM        370334104    1,480      32,500        Sole                    32,500
---------------------------------------------------------------------------------------------------------------------------------
General Mills         COM        370334104    1,417      31,100        Sole                                               31,100
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group   COM        38141G104      177       2,600        Sole           3         2,600
Inc
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group   COM        38141G104    4,064      59,700        Sole                    59,700
Inc
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group   COM        38141G104    3,887      57,100        Sole                                               57,100
Inc
---------------------------------------------------------------------------------------------------------------------------------
Guidant Corporations  COM        401698105       91       2,500        Sole           3         2,500
---------------------------------------------------------------------------------------------------------------------------------
Guidant Corporations  COM        401698105    2,433      67,200        Sole                    67,200
---------------------------------------------------------------------------------------------------------------------------------
Guidant Corporations  COM        401698105    2,342      64,700        Sole                                               64,700
---------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR        COM        45104G104    1,006     159,700        Sole                   159,700
---------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR        ADR        45104G104      803     127,400        Sole                                              127,400
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies  ADR        456788108    4,656      75,900        Sole                    75,900
- ADR
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies  ADR        456788108    3,779      61,600        Sole                                               61,600
- ADR
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc        COM        524901105      141       2,900        Sole           3         2,900
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc        COM        524901105    6,692     137,300        Sole                   137,300
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc        COM        524901105    6,551     134,400        Sole                                              134,400
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers       COM        524908100      219       3,800        Sole           3         3,800
Holdings Inc
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers       COM        524908100    8,784     152,100        Sole                   152,100
Holdings Inc
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers       COM        524908100    8,564     148,300        Sole                                              148,300
Holdings Inc
---------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A  COM        529771107      181       2,700        Sole           3         2,700
---------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A  COM        529771107    4,091      61,100        Sole                    61,100
---------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A  COM        529771107    3,910      58,400        Sole                                               58,400
---------------------------------------------------------------------------------------------------------------------------------

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      Column 1       Column 2    Column 3   Column 4   Column 5      Column 6     Column 7                    Column 8
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER     TITLE       CUSIP      VALUE     SHRS OR      INVESTMENT        OTHER               VOTING AUTHORITY
                        OF                  (x$1000)   SH/PUT/      DISCRETION     MANAGERS
                       CLASS                           PRN AMT
                                                       PRN CALL                                    SOLE        SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
Medtronic             COM        585055106      284       6,300        Sole           3         6,300
---------------------------------------------------------------------------------------------------------------------------------
Medtronic             COM        585055106    9,561     211,900        Sole                   211,900
---------------------------------------------------------------------------------------------------------------------------------
Medtronic             COM        585055106    9,277     205,600        Sole                                              205,600
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.      COM        589331107      104       1,900        Sole           3         1,900
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.      COM        589331107    2,427      44,300        Sole                    44,300
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.      COM        589331107    2,323      42,400        Sole                                               42,400
---------------------------------------------------------------------------------------------------------------------------------
Microchip Technology  COM        595017104      110       5,550        Sole           3         5,550
Inc
---------------------------------------------------------------------------------------------------------------------------------
Microchip Technology  COM        595017104    2,013     101,150        Sole                   101,150
Inc
---------------------------------------------------------------------------------------------------------------------------------
Microchip Technology  COM        595017104    1,902      95,600        Sole                                               95,600
Inc
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp        COM        594918104      257      10,600        Sole           3        10,600
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp        COM        594918104    9,289     383,700        Sole                   383,700
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp        COM        594918104    9,033     373,100        Sole                                              373,100
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems    ADR        607409109    1,090      26,500        Sole           4        26,500
ADR
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems    ADR        607409109    7,866     191,200        Sole                   191,200
ADR
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems    ADR        607409109    5,443     132,300        Sole                                              132,300
ADR
---------------------------------------------------------------------------------------------------------------------------------
Nextel                COM        65332V103      293      21,900        Sole           3        21,900
Communications
Inc-A
---------------------------------------------------------------------------------------------------------------------------------
Nextel                COM        65332V103    7,000     522,800        Sole                   522,800
Communications
Inc-A
---------------------------------------------------------------------------------------------------------------------------------
Nextel                COM        65332V103    6,707     500,900        Sole                                              500,900
Communications
Inc-A
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation    COM        68389X105       73       6,700        Sole           3         6,700
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation    COM        68389X105    1,593     146,800        Sole                   146,800
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation    COM        68389X105    1,520     140,100        Sole                                              140,100
---------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR             ADR        693483109      207      10,500        Sole           1                     10,500
---------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR             ADR        693483109      524      26,600        Sole                    26,600
---------------------------------------------------------------------------------------------------------------------------------

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      Column 1       Column 2    Column 3   Column 4   Column 5      Column 6     Column 7                    Column 8
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER     TITLE       CUSIP      VALUE     SHRS OR      INVESTMENT        OTHER               VOTING AUTHORITY
                        OF                  (x$1000)   SH/PUT/      DISCRETION     MANAGERS
                       CLASS                           PRN AMT
                                                       PRN CALL                                    SOLE        SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
Q Logic Corporation   COM        747277101       59       1,600        Sole           3         1,600
---------------------------------------------------------------------------------------------------------------------------------
Q Logic Corporation   COM        747277101    1,653      44,500        Sole                    44,500
---------------------------------------------------------------------------------------------------------------------------------
Q Logic Corporation   COM        747277101    1,593      42,900        Sole                                               42,900
---------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc          COM        747525103      212       5,900        Sole           3         5,900
---------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc          COM        747525103    7,988     221,900        Sole                   221,900
---------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc          COM        747525103    7,776     216,000        Sole                                              216,000
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion    COM        760975102      306      23,400        Sole           1                     23,400
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion    COM        760975102      104       8,000        Sole           2                      8,000
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion    COM        760975102    8,403     643,400        Sole                   643,400
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion    COM        760975102    7,993     612,000        Sole                                              612,000
---------------------------------------------------------------------------------------------------------------------------------
Stryker Corporation   COM        863667101      309       4,500        Sole           3         4,500
---------------------------------------------------------------------------------------------------------------------------------
Stryker Corporation   COM        863667101    7,524     109,600        Sole                   109,600
---------------------------------------------------------------------------------------------------------------------------------
Stryker Corporation   COM        863667101    7,215     105,100        Sole                                              105,100
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical   ADR        881624209      916      22,000        Sole           1                     22,000
Ind. ADR
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical   ADR        881624209      300       7,200        Sole           2                      7,200
Ind. ADR
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical   ADR        881624209    1,066      25,600        Sole           4        25,600
Ind. ADR
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical   ADR        881624209   48,768   1,170,900        Sole                 1,170,900
Ind. ADR
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical   ADR        881624209   38,955     935,300        Sole                                              935,300
Ind. ADR
---------------------------------------------------------------------------------------------------------------------------------
Vimpel                ADR        68370R109      725      21,000        Sole           4        21,000
Communications ADR
---------------------------------------------------------------------------------------------------------------------------------
Vimpel                ADR        68370R109   26,044     754,900        Sole                   754,900
Communications ADR
---------------------------------------------------------------------------------------------------------------------------------
Vimpel                ADR        68370R109   22,208     643,700        Sole                                              643,700
Communications ADR
---------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc   COM        931142103      109       2,100        Sole           3         2,100
---------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc   COM        931142103    2,367      45,500        Sole                    45,500
---------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc   COM        931142103    2,258      43,400        Sole                                               43,400
---------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.           COM        984332106      279      11,600        Sole           3        11,600
---------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.           COM        984332106    6,606     275,000        Sole                   275,000
---------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.           COM        984332106    6,327     263,400        Sole                                              263,400
---------------------------------------------------------------------------------------------------------------------------------